UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue
New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.7%
COMMUNICATIONS 2.5%
TELECOMMUNICATION 1.3%
Verizon Communications	60,600	$2,996,064
TOWERS 1.2%
American Tower Corp.	32,100	2,978,559
TOTAL COMMUNICATIONS		5,974,623
CONSUMER—CYCLICAL 9.2%
APPAREL 2.0%
Hanesbrands	77,400	2,465,964
VF Corp.	34,800	2,450,964
		4,916,928
AUTO PARTS EQUIPMENT 1.0%
Autoliv (Sweden)	18,700	2,359,005
AUTOMOBILES 1.2%
Ford Motor Co.	81,400	1,234,838
Harley-Davidson	30,700	1,642,143
		2,876,981
HOME BUILDERS 0.7%
D.R. Horton	64,900	1,695,188
HOTELS, RESTAURANTS & LEISURE 0.9%
Las Vegas Sands Corp.	42,700	2,170,441
MEDIA 2.3%
The Walt Disney Co.	51,600	5,695,092
RETAIL 1.1%
Ross Stores	26,300	2,542,421
TOTAL CONSUMER—CYCLICAL		22,256,056
CONSUMER—NON-CYCLICAL 10.8%
BEVERAGE 1.0%
Anheuser-Busch InBev NV (ADR) (Belgium)	20,300	2,447,368
COMMERCIAL SERVICES & SUPPLIES 1.6%
Equifax	39,600	3,973,068
FOOD PRODUCTS 5.7%
Kroger Co/The	82,500	6,006,000
Pilgrim’s Pride Corp.	46,600	1,192,028

	Number of Shares	Value
Tyson Foods, Class A	156,100	$6,626,445
		13,824,473
RETAIL 2.5%
CVS Caremark Corp.	58,700	6,009,706
TOTAL CONSUMER—NON-CYCLICAL		26,254,615
ENERGY 10.5%
OIL & GAS 9.8%
Anadarko Petroleum Corp.	39,300	3,285,873
BP PLC (ADR) (United Kingdom)	60,300	2,500,038
California Resources Corp.	207,800	1,631,230
Exxon Mobil Corp.	116,700	9,942,840
Hess Corp.	60,500	4,084,960
Noble Energy	53,500	2,342,230
		23,787,171
OIL & GAS SERVICES 0.7%
Halliburton Co.	13,400	608,360
Schlumberger Ltd.	13,500	1,225,395
		1,833,755
TOTAL ENERGY		25,620,926
FINANCIAL 24.6%
BANKS 7.8%
Bank of America Corp.	223,600	3,689,400
East West Bancorp	56,200	2,410,980
Huntington Bancshares	364,600	4,057,998
PNC Financial Services Group	26,600	2,545,354
Wells Fargo & Co.	110,800	6,200,368
		18,904,100
CREDIT CARD 1.2%
Discover Financial Services	52,000	3,030,040
DIVERSIFIED FINANCIAL SERVICES 7.9%
Ameriprise Financial	36,200	4,510,158
BlackRock	10,520	3,848,006
JPMorgan Chase & Co.	105,700	6,952,946
Morgan Stanley	35,600	1,359,920
Visa, Class A	37,600	2,582,368
		19,253,398

	Number of Shares	Value
INSURANCE 7.7%
ACE Ltd. (Switzerland)	44,000	$4,685,120
Allstate Corp.	71,400	4,806,648
American International Group	70,400	4,126,144
Hartford Financial Services Group	121,200	4,982,532
		18,600,444
TOTAL FINANCIAL		59,787,982
HEALTH CARE 14.5%
BIOTECHNOLOGY 1.4%
Gilead Sciences(a)	30,400	3,413,008
HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
Zimmer Holdings	33,300	3,799,197
HEALTH CARE PROVIDERS & SERVICES 4.7%
Aetna	38,900	4,589,033
Cigna Corp.	48,300	6,802,089
		11,391,122
HEALTHCARE PRODUCTS 1.3%
Thermo Fisher Scientific	24,802	3,215,083
PHARMACEUTICAL 5.5%
Actavis PLC (Ireland)(a)	21,100	6,473,691
Merck & Co.	60,700	3,696,023
Pfizer	92,500	3,214,375
		13,384,089
TOTAL HEALTH CARE		35,202,499
INDUSTRIALS 7.9%
AEROSPACE & DEFENSE 2.7%
General Dynamics Corp.	22,500	3,153,600
L-3 Communications Holdings	29,500	3,475,395
		6,628,995
AIRLINES 1.9%
United Continental Holdings(a)	83,200	4,541,888
AUTO MANUFACTURERS 1.0%
PACCAR	36,500	2,319,940
DIVERSIFIED MANUFACTURING 0.5%
General Electric Co.	44,800	1,221,696

	Number of Shares	Value
MACHINERY 1.3%
Joy Global	28,500	$1,109,790
SPX Corp.	26,948	2,002,506
		3,112,296
ROAD & RAIL 0.5%
CSX Corp.	37,400	1,274,592
TOTAL INDUSTRIALS		19,099,407
MATERIALS—CHEMICALS 3.8%
Ecolab	12,600	1,444,590
LyondellBasell Industries NV, Class A (Netherlands)	32,900	3,326,190
Monsanto Co.	21,000	2,456,580
Potash Corp. of Saskatchewan (Canada)	60,500	1,904,540
		9,131,900
REAL ESTATE 3.8%
OFFICE 1.0%
SL Green Realty Corp.	21,300	2,527,458
SELF STORAGE 1.4%
Extra Space Storage	49,700	3,480,491
SHOPPING CENTERS—REGIONAL MALL 1.4%
Simon Property Group	18,100	3,283,340
TOTAL REAL ESTATE		9,291,289
TECHNOLOGY 5.4%
COMPUTERS 0.5%
Hewlett-Packard Co.	33,400	1,115,560
SEMICONDUCTORS 2.9%
Avago Technologies Ltd. (Singapore)	19,200	2,842,944
SanDisk Corp.	22,600	1,545,388
Xilinx	57,600	2,731,392
		7,119,724
SOFTWARE 2.0%
Microsoft Corp.	103,700	4,859,382
TOTAL TECHNOLOGY		13,094,666
UTILITIES 5.7%
ELECTRIC UTILITIES 3.7%
CMS Energy Corp.	111,800	3,816,852

		Number of Shares	Value
NextEra Energy		49,600	$5,076,064
			8,892,916
INTEGRATED ELECTRIC 0.7%
Edison International		30,100	1,830,381
REGULATED ELECTRIC 1.3%
Alliant Energy Corp.		50,500	3,095,650
TOTAL UTILITIES			13,818,947
TOTAL COMMON STOCK (Identified cost—$189,987,385)			239,532,910
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)		1,400,000	1,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,400,000)			1,400,000
TOTAL INVESTMENTS (Identified cost—$191,387,385)	99.3%		240,932,910
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		1,646,043
NET ASSETS	100.0%		$242,578,953

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Investment Advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of May 31, 2015.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$239,532,910	$239,532,910	$—	$—
Short-Term Investments	1,400,000	—	1,400,000	—
Total Investments(a)	$240,932,910	$239,532,910	$1,400,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of May 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$191,387,385
Gross unrealized appreciation	$54,767,840
Gross unrealized depreciation	(5,222,315)
Net unrealized appreciation	$49,545,525

Item 2. Controls and Procedures

(a)                       The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                       During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                       Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: July 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: July 22, 2015